BLACKROCK MUNICIPAL INCOME TRUST II

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

     DATED DECEMBER 15, 2011 (THE “STATEMENT OF PREFERENCES”)

     The undersignedofficer of BlackRock Municipal Income Trust II (the“Trust”), a Delaware statutory trust, hereby certifies as follows:

     1. The Board of Trustees of the Trust (with the consent of the Total Holders (as defined in the Statement of Preferences) of the VMTP Shares required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows: (a). The Statement of Preferences of the Trust is hereby amended by deleting subsection (e) of the definition of “Increased Rate Event” in its entirety and replacing it with the following definition as of April 3, 2020: (e) failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 45%, except that for the period from and including April 3, 2020 and through and including December 31, 2020, failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 50%. This Increased Rate Event shall be considered cured on the date the Trust next has an Effective Leverage Ratio of not greater than 45% or 50%, as applicable;

     (b). For the period from and including April 3, 2020 through and including December 31, 2020, the Statement of Preferences of the Trust is hereby amended by deleting subsection (e) of the definition of “Ratings Spread” in its entirety and replacing it with the following definition as of April 3, 2020:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP

Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*		Percentage
Aa2/AA to Aaa/AAA		0.90%
Aa3	/AA-	0.95%
A1	/A+	1.30%

A2	/A	1.55%
A3	/A-	1.70%
Baa1/BBB+		2.05%
Baa2/BBB		2.30%
Baa3/BBB-		2.80%
Non-investment grade or		3.30%
NR
* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Trust.

For the avoidance of doubt, effective January 1, 2021, the definition of “Ratings Spread”

shall read as follows:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*		Percentage
Aa2/AA to Aaa/AAA		0.77%
Aa3	/AA-	0.95%
A1	/A+	1.30%
A2	/A	1.55%
A3	/A-	1.70%
Baa1/BBB+		2.05%
Baa2/BBB		2.30%
Baa3/BBB-		2.80%
Non-investment grade or		3.30%

NR

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Trust.

     (c). The Statement of Preferences of the Trust is hereby amended by deleting Section 6(b) in its entirety and replacing it with the following as of April 3, 2020: Effective Leverage Ratio. The Trust shall maintain an Effective Leverage Ratio of not greater than 45% (other than solely by reason of fluctuations in the market value of its portfolio securities), except that for the period from and including April 3, 2020 and through and including December 31, 2020, the Trust shall maintain an Effective Leverage Ratio of not greater than 50% (other than solely by reason of fluctuations in the market value of its portfolio securities). In the event that the Trust’s Effective Leverage Ratio exceeds 45% or 50%, as applicable (whether by reason of fluctuations in the market value of its portfolio securities or otherwise), the Trust shall cause the Effective Leverage Ratio to be 45% or lower or 50% or lower, as applicable, within ten (10) Business Days (“Effective Leverage Ratio Cure Period”).

2	.	Except as amended hereby, the Statement of Preferences remains in full force and effect.

3	.	An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

     IN WITNESS WHEREOF, BlackRock Municipal Income Trust II has caused these presents to be signed as of April 2, 2020 in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK MUNICIPAL INCOME
TRUST II

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn

Title: Secretary

[Signature Page – BLE Amendment to Statement of Preferences]